Leases (Details) - Schedule of company's total lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost:
Fixed payments	$ 276	$ 25
Short-term lease cost	65	112
Total operating lease cost	$ 341	$ 137